DEBT - Scheduled Maturities (Details) - 2022 Credit Agreement $ in Thousands	Dec. 31, 2023 USD ($)
Debt Instrument [Line Items]
2024	$ 9,718
2025	15,313
2026	137,812
2027	0
2028	0
Total unpaid principal	$ 162,843